Debt - Maturities of Long Term Debt (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Debt Disclosure [Abstract]
Unamortized discount	$ 1,500
2017	526,621
2018	1,296,007
2019	617,812
2020	750,000
Thereafter	0
Total	$ 3,190,440